[Letterhead of Willkie Farr & Gallagher]

September 30, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: EDGAR Filing Desk

Re:	Peter Kiewit Sons’, Inc.
Tender Offer Statement on Schedule TO
under Section 13(e)(1) of the Securities Exchange Act of 1934

Ladies and Gentlemen:

On behalf of Peter Kiewit Sons’, Inc., a Delaware corporation (“Kiewit”), and pursuant to (i) Rule 13e-4 promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and (ii) Regulation S-T promulgated by the Securities and Exchange Commission (the “Commission”), we electronically transmit herewith for filing with the Commission via EDGAR, a Schedule TO of Kiewit (the “Schedule TO”), relating to the offer by Kiewit to exchange up to a specified percentage of the shares of its common stock, par value $0.01, held by each Kiewit stockholder for units of limited partnership interest (“Units”) of Kiewit Employees Diversified Investment Fund L.P., a Delaware limited partnership (the “Fund”), to be registered under the Investment Company Act of 1940, as amended, cash or a mix of Units and cash (the “Exchange Offer”). A wholly owned subsidiary of Kiewit is the general partner of the Fund and, prior to the closing of the Exchange Offer, a wholly owned subsidiary of Kiewit owns all of the outstanding Units. The maximum specified percentage of shares that will be sought in the Exchange Offer from each Kiewit stockholder has not been definitively determined, but it is anticipated that the percentage will be between 30% and 40%.

The preliminary offer to exchange/prospectus of Kiewit and the Fund relating to the Exchange Offer was filed with the Commission with the Fund’s Registration Statement on Form N-14 on September 30, 2004 (the “Registration Statement”) and is incorporated by reference into the Schedule TO.

The applicable filing fee of $50,680, calculated pursuant to Section 13(e)(3) of the Exchange Act, has been offset by the fee paid to the Commission’s account at Mellon Bank in connection with the filing of the Registration Statement on behalf of the Fund.

Securities and Exchange Commission
September 30, 2004

Should members of the Commission’s staff have any questions or comments concerning this matter, please contact the undersigned or David K. Boston at (212) 728-8000.

Very truly yours,

/s/ Laura L. Delanoy

Laura L. Delanoy

Enclosures

cc:	Tobin A. Schropp
Michael F. Norton
Thomas A. DeCapo
John S. D’Alimonte
David K. Boston